Commitments and Contingencies - Summary of Primary Payment Guarantees that the Company Provided from the Guarantee Institution (Detail) ₩ in Millions	Dec. 31, 2025 KRW (₩)
Disclosure of contingent liabilities [line items]
Agreed amount	₩ 2,486,755
Executed amount	1,395,830
Payment guarantees provided from the guarantee institution [member]
Disclosure of contingent liabilities [line items]
Agreed amount	14,579,116
Executed amount	12,606,242
Payment guarantees provided from the guarantee institution [member] | Construction Guarantee Cooperative [member]
Disclosure of contingent liabilities [line items]
Agreed amount	5,255,953
Executed amount	5,255,953
Payment guarantees provided from the guarantee institution [member] | Engineering guarantee insurance [member]
Disclosure of contingent liabilities [line items]
Agreed amount	913,756
Executed amount	700,662
Payment guarantees provided from the guarantee institution [member] | Seoul Guarantee Insurance [member]
Disclosure of contingent liabilities [line items]
Agreed amount	517,441
Executed amount	517,441
Payment guarantees provided from the guarantee institution [member] | Korea Housing & Urban Guarantee Corporation [member]
Disclosure of contingent liabilities [line items]
Agreed amount	5,711,921
Executed amount	5,038,742
Payment guarantees provided from the guarantee institution [member] | Woori Bank and others [member]
Disclosure of contingent liabilities [line items]
Agreed amount	1,953,945
Executed amount	897,193
Payment guarantees provided from the guarantee institution [member] | Korea software financial cooperative [member]
Disclosure of contingent liabilities [line items]
Agreed amount	120,173
Executed amount	114,611
Payment guarantees provided from the guarantee institution [member] | Seoul guarantee insurance two [member]
Disclosure of contingent liabilities [line items]
Agreed amount	80,249
Executed amount	80,249
Payment guarantees provided from the guarantee institution [member] | Construction guarantee cooperative one [member]
Disclosure of contingent liabilities [line items]
Agreed amount	24,482
Executed amount	195
Payment guarantees provided from the guarantee institution [member] | CI Guarantee [Member]
Disclosure of contingent liabilities [line items]
Agreed amount	1,196
Executed amount	₩ 1,196